Pension and other post-retirement benefits (Details 5)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Defined benefit pension plans - Switzerland | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Defined benefit pension plans - Switzerland | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		19.10%	22.60%
Defined benefit pension plans - Switzerland | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.00%
Defined benefit pension plans - Switzerland | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		21.50%	22.80%
Defined benefit pension plans - Switzerland | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	35.00%
Defined benefit pension plans - Switzerland | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		30.50%	30.40%
Defined benefit pension plans - Switzerland | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	30.00%
Defined benefit pension plans - Switzerland | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		10.70%	11.30%
Defined benefit pension plans - Switzerland | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	12.00%
Defined benefit pension plans - Switzerland | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		18.20%	12.90%
Defined benefit pension plans - Switzerland | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	13.00%
Defined benefit pension plans - Switzerland | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.00%	0.00%
Defined benefit pension plans - Switzerland | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.00%
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Defined benefit pension plans - International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Defined benefit pension plans - International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		7.20%	13.30%
Defined benefit pension plans - International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Defined benefit pension plans - International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		52.70%	50.70%
Defined benefit pension plans - International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	59.40%
Defined benefit pension plans - International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		22.80%	20.40%
Defined benefit pension plans - International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	24.30%
Defined benefit pension plans - International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.00%	3.10%
Defined benefit pension plans - International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.80%
Defined benefit pension plans - International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		11.50%	9.20%
Defined benefit pension plans - International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.40%
Defined benefit pension plans - International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.80%	3.30%
Defined benefit pension plans - International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.80%
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Bank | Defined benefit pension plans - International | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Bank | Defined benefit pension plans - International | Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		7.20%	13.30%
Bank | Defined benefit pension plans - International | Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Bank | Defined benefit pension plans - International | Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		52.70%	50.70%
Bank | Defined benefit pension plans - International | Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	59.40%
Bank | Defined benefit pension plans - International | Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		22.80%	20.40%
Bank | Defined benefit pension plans - International | Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	24.30%
Bank | Defined benefit pension plans - International | Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.00%	3.10%
Bank | Defined benefit pension plans - International | Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.80%
Bank | Defined benefit pension plans - International | Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		11.50%	9.20%
Bank | Defined benefit pension plans - International | Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	10.40%
Bank | Defined benefit pension plans - International | Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.80%	3.30%
Bank | Defined benefit pension plans - International | Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.80%